Earnings per share	3 Months Ended
Mar. 31, 2021
Earnings per share
4. Earnings per share:
Weighted average number of common shares outstanding:

	Three months
	ended March 31,
	2021	2020
Issued common shares at beginning of period	77,961,151	71,218,706
Effect of shares issued	8,333	379,121
Weighted average number of common shares outstanding - basic	77,969,484	71,597,827
Weighted average number of shares outstanding - diluted	77,969,484	71,597,827

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.